ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.      ORGANIZATION AND PRINCIPAL ACTIVITIES

Mecox Lane Limited (“the “Company”) was incorporated in the Cayman Islands on May 28, 1996. The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively the “Group”) is engaged in the design and sale of apparel, accessories, home and healthcare products through its online platform and stores.

As of December 31, 2011, the Company’s significant consolidated subsidiaries and VIEs consist of the following:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Mecox Lane (Hong Kong) Limited	March 17, 2010	Hong Kong	100%	Investment holding

Shanghai Mecox Lane International Mailorder Co., Ltd. (“Mecox Lane Mailorder”)	January 8, 1996	China	100%	Telephonic sales of garments, accessories and other products

Clarence Consultants Limited (“Clarence”)	March 30, 1998	Cayman Islands	100%	Investment holding

eMecoxLane Co., Ltd. (“eMecoxLane”)	December 13, 2000	Cayman Islands	100%	Investment holding

eMecoxLane (Hong Kong) Co., Ltd.	March 16, 2010	Hong Kong	100%	Investment holding

Mecox Lane Technology (China) Limited	July 9, 2010	China	100%	Sale of garments and accessories

Mai Wang Information Technology (Shanghai) Co., Ltd. (“Mai Wang Information”)	September 8, 2008	China	100%	Software development and information technology support

Mai Wang Trading (Shanghai) Co., Ltd. (“Mai Wang Trading”)	April 5, 2000	China	100%	Wholesale of garments

Shanghai Xian Ni Garment Co., Ltd. (“Xian Ni”)	December 27, 1993	China	96.7%	Investment holding

Rampage China Limited (“Rampage Cayman”)	February 18, 2009	Cayman Islands	80%	Investment holding

Rampage China (Hong Kong) Limited	March 30, 2009	Hong Kong	80%	Investment holding

Rampage Trading (Shanghai) Co., Ltd.	May 14, 2010	China	80%	Wholesale of garments

Shanghai Mecox Lane Information Technology Co., Ltd. (“MecoxLane Information”)	August 6, 2002	China	VIE	Online sales and maintenance of Company website

Shanghai Mecox Lane Shopping Co., Ltd (“Mecox Lane Shopping”)	July 19, 2005	China	VIE	Sale of garments and office accessories

Shanghai Shang Xun Information Technology Co., Ltd. (“Shang Xun”, previously known as Shanghai Wangji Marketing Services Co., Ltd.)	September 14, 2006	China	VIE	Software development and information technology support

Shanghai Rampage Shopping Co., Ltd. (“Rampage Shopping”)	November 24, 2008	China	VIE	Retail of apparels and accessories